Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 15 – Related Party Transactions

The following reflects the related party transactions during the years ended December 31, 2022 and 2021, respectively:

Mrs. Fernandez-McGovern is one of the principals of Premier Financial Filings, a full-service financial printer. Premier Financial Filings provided contracted financial services to the Company. For the years ended December 31, 2022 and 2021, the expenses related to services provided by Premier Financial Filings to the Company, were $18,371 and $33,930, respectively. These expenses are included within general and administrative expenses in the Company’s consolidated statements of operations.

One of the Company’s directors, Mr. Thomas Gardner, is one of the principals of NeuEon, Inc, which provides services to the Company as the Chief Technology Officer. For the years ended December 31, 2022 and 2021, the expenses related to services provided by NeuEon Inc. to the Company were $153,750 and $293,750, respectively. These expenses are included within the general and administrative expenses in the Company’s consolidated statements of operations.

Following his resignation as Chief Executive Officer in May 2020, Mr. Mooney agreed to provide consulting services to the Company, as needed, at a fixed fee of $4,500 per month on a month-to-month basis, plus reimbursement for travel expenses. On July 20, 2020, the Board, upon recommendation of the Compensation Committee, increased Mr. Mooney’s monthly fee for consulting services to $10,000 from $4,500 per month. For the years ended December 31, 2022 and 2021, the Company recognized $0 and $25,000 of expenses, which are included in the general and administrative expenses in the Company’s consolidated statement of operations.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021